Share capital (Details 2) - Equity Option [Member] - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Statement [Line Items]
Stock-based compensation pertaining to general and administrative expenses	$ 0	$ 337,018	$ 37,096	$ 368,151
Stock-based compensation pertaining to research and development expenses	32,369	44,610	64,738	108,113
Total	$ 32,369	$ 381,628	$ 101,834	$ 476,264